UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22334

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

JANUARY 31, 2019

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	January 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 112.3%
COMMUNICATION SERVICES - 19.7%
Diversified Telecommunication Services - 4.9%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	565,000	$576,865	(a)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	650,000	667,296	(a)
Qwest Corp., Senior Notes	6.750%	12/1/21	2,500,000	2,678,175
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	420,000	367,626
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	400,000	381,500	(a)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000	2,045,264
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	2,000,000	2,352,544
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	600,000	579,000	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,200,000	1,304,750
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	1,640,000	1,369,400	(a)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	9.000%	6/30/25	610,000	460,550	(a)

Total Diversified Telecommunication Services				12,782,970

Entertainment - 0.5%
Netflix Inc., Senior Notes	5.875%	11/15/28	900,000	914,625	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	510,000	526,575	(a)

Total Entertainment				1,441,200

Media - 10.7%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	2,310,000	2,232,014	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	2,453,000	2,415,960	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	2,820,000	2,745,975	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	100,000	96,872	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,720,000	1,638,300	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	720,000	769,885
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,660,000	2,867,079
Comcast Corp., Senior Notes	5.700%	7/1/19	1,800,000	1,821,390
Comcast Corp., Senior Notes	3.700%	4/15/24	2,000,000	2,048,957

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	960,000	$799,200
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,810,000	2,423,625
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,730,000	1,917,659
Time Warner Cable LLC, Senior Secured Notes	8.750%	2/14/19	1,500,000	1,501,883
UBM PLC, Senior Notes	5.750%	11/3/20	1,500,000	1,540,030	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	1,050,000	968,625	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	520,000	528,606	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	840,000	830,550	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,020,000	1,004,700	(a)

Total Media				28,151,310

Wireless Telecommunication Services - 3.6%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000	787,014
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	760,000	797,050	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	1,143,000	1,320,382	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	580,000	588,700	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000	99,000
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,000,000	1,163,750
Sprint Corp., Senior Notes	7.875%	9/15/23	3,410,000	3,631,650
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	1,000,000	996,791

Total Wireless Telecommunication Services				9,384,337

TOTAL COMMUNICATION SERVICES				51,759,817

CONSUMER DISCRETIONARY - 7.0%
Auto Components - 1.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,050,000	792,750	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	129,000	125,936
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	150,000	144,750
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	621,000	596,937
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	960,000	936,000	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,050,000	1,013,347	(a)

Total Auto Components				3,609,720

Automobiles - 0.3%
General Motors Co., Senior Notes	6.600%	4/1/36	720,000	732,335

Diversified Consumer Services - 0.5%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	870,000	876,525	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - (continued)
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	$136,701	(b)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	340,000		336,175	(a)

Total Diversified Consumer Services					1,349,401

Hotels, Restaurants & Leisure - 2.4%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	1,210,000		1,173,700	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	370,000		373,700	(a)
Marston’s Issuer PLC, Secured Bonds (5.641% to 7/15/19 then 3 mo. GBP LIBOR + 2.550%)	5.641%	7/15/35	1,768,000	GBP	1,912,870	(b)(c)
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	236,598	GBP	333,690	(b)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	423,000		455,254	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	400,000		402,000	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	100,000		98,000	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,540,000		1,509,046	(a)

Total Hotels, Restaurants & Leisure					6,258,260

Household Durables - 0.2%
Lennar Corp., Senior Notes	5.000%	6/15/27	738,000		702,022

Specialty Retail - 1.7%
Hertz Corp., Senior Notes	5.875%	10/15/20	760,000		755,250
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	900,000		877,500	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	2,970,000		2,347,191	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	440,000		430,980

Total Specialty Retail					4,410,921

Textiles, Apparel & Luxury Goods - 0.5%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	450,000	EUR	443,237	(b)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	880,000		847,000	(a)

Total Textiles, Apparel & Luxury Goods					1,290,237

TOTAL CONSUMER DISCRETIONARY					18,352,896

CONSUMER STAPLES - 5.1%
Beverages - 1.4%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	940,000		905,892	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,000,000		$1,028,400
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,690,000		1,678,284
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	60,000		62,390

Total Beverages					3,674,966

Food & Staples Retailing - 0.7%
Tesco PLC, Senior Notes	6.125%	2/24/22	1,200,000	GBP	1,744,229

Food Products - 1.2%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	650,000	GBP	648,962	(b)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	740,000		740,534
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	100,000		98,500	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	1,790,000		1,731,825	(a)

Total Food Products					3,219,821

Tobacco - 1.8%
BAT International Finance PLC, Senior Notes, Senior Notes	4.875%	2/24/21	1,450,000	EUR	1,810,569	(b)
Reynolds American Inc., Senior Notes	8.125%	6/23/19	2,305,000		2,349,869
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000		525,817

Total Tobacco					4,686,255

TOTAL CONSUMER STAPLES					13,325,271

ENERGY - 18.3%
Oil, Gas & Consumable Fuels - 18.3%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	870,000		992,111
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	340,000		354,875
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	490,000		484,488	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	470,000		478,225
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	560,000		549,500
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	1,200,000		1,155,000
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,500,000		1,529,424
Continental Resources Inc., Senior Notes	3.800%	6/1/24	500,000		494,621
Dolphin Energy Ltd. LLC, Senior Secured Notes	5.888%	6/15/19	187,480		188,905	(b)
Ecopetrol SA, Senior Notes	4.125%	1/16/25	500,000		487,130
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000		2,969,250

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.250%	5/15/26	990,000	$912,656
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	2,130,000	2,159,564	(a)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	1,110,000	1,186,815	(b)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	2,200,000	2,190,397	(a)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	650,000	641,063	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,250,000	1,109,375	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	800,000	957,712	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	910,000	896,350
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	150,000	149,063
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	700,000	734,120
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	3,240,000	3,241,620
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	2,800,000	2,753,240
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	160,000	161,440
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	410,000	414,999	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	930,000	941,339	(b)
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,030,000	988,542
Range Resources Corp., Senior Notes	4.875%	5/15/25	875,000	794,063
Ras Laffan Liquefied Natural Gas Co. Ltd. 3, Senior Secured Notes	6.750%	9/30/19	2,280,000	2,324,355	(b)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000	377,751	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	540,000	581,155
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,940,000	2,006,588
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	30,000	27,338	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	430,000	444,508	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	730,000	687,569
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	540,000	563,263	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,221,789

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	3,750,000		$3,745,312	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	2,290,000		2,146,417	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	300,000		297,750
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	420,000		413,700
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	610,000		624,573
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	650,000		649,521
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	540,000		558,171
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000		413,330
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000		475,983
WPX Energy Inc., Senior Notes	8.250%	8/1/23	400,000		447,000
YPF SA, Senior Notes	6.950%	7/21/27	120,000		107,904	(a)

TOTAL ENERGY					48,029,864

FINANCIALS - 30.3%
Banks - 22.2%
Australia & New Zeland Banking Group Ltd., Subordinated Notes	7.625%	5/6/19	1,250,000		1,265,725	(b)
Australia & New Zeland Banking Group Ltd., Subordinated Notes	5.125%	9/10/19	1,250,000	EUR	1,473,107	(b)
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,540,000		1,556,309	(a)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	550,000		535,741	(c)(d)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	170,000		183,166	(c)(d)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,000,000		2,023,876
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	4,180,000		4,460,415
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,500,000		1,503,459
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,100,000		996,875	(a)(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	1,620,000		1,684,444	(a)(c)(d)
CIT Group Inc., Senior Notes	5.000%	8/15/22	110,000		113,025
CIT Group Inc., Senior Notes	5.000%	8/1/23	370,000		379,250

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,100,000		$1,096,123	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	500,000		506,988	(c)(d)
Citigroup Inc., Senior Notes	7.375%	9/4/19	1,300,000	EUR	1,553,029
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	3,000,000		2,977,971
Commonwealth Bank of Australia, Subordinated Notes	5.500%	8/6/19	1,200,000	EUR	1,410,564
Credit Agricole SA, Junior Subordinated Notes (7.875% to 10/26/19 then 3 mo. Euribor + 6.424%)	7.875%	10/26/19	400,000	EUR	483,151	(b)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	560,000		608,339	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	710,000		731,300	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	990,000		954,335	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	2,070,000		2,080,816	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,620,000		3,533,011	(c)(d)
Intesa Sanpaolo SpA, Junior Subordinated Notes (8.375% to 10/14/19 then 3 mo. Euribor + 6.871%)	8.375%	10/14/19	450,000	EUR	537,336	(b)(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,910,000		1,754,671	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,550,000		3,293,272	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	4,890,000		5,016,333	(c)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	250,000		256,146	(c)(d)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,200,000		1,172,879

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Royal Bank of Canada	2.333%	12/5/23	1,800,000	CAD	$1,350,736
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	510,000		544,272	(c)(d)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,000,000		1,045,124
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	650,000	GBP	880,508	(b)(c)(d)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,120,000		1,129,399	(a)
Toronto-Dominion Bank	3.226%	7/24/24	900,000	CAD	703,314
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	1,830,000		1,843,446	(a)
Wachovia Capital Trust III Ltd., Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/22/19	3,660,000		3,544,271	(c)(d)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	110,000		114,238	(c)(d)
Wells Fargo & Co., Junior Subordinated Notes (5.900% to 6/15/24 then 3 mo. USD LIBOR + 3.110%)	5.900%	6/15/24	2,910,000		2,941,530	(c)(d)

Total Banks					58,238,494

Capital Markets - 4.0%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year Swap Rate + 4.332%)	7.250%	9/12/25	1,840,000		1,824,314	(a)(c)(d)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	470,000		479,056
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	2,750,000		2,652,285
Goldman Sachs Group Inc., Subordinated Notes	4.750%	10/12/21	2,700,000	EUR	3,381,399
Goldman Sachs Group Inc., Subordinated Notes	5.500%	10/12/21	600,000	GBP	856,798
UBS Group Funding Switzerland AG, Senior Notes (7.000% to 1/31/24 then USD 5 year Swap Rate + 4.344%)	7.000%	1/31/24	1,400,000		1,412,250	(a)(c)(d)

Total Capital Markets					10,606,102

Consumer Finance - 0.4%
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	930,000		970,688

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	380,000		$381,685
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,250,000		1,192,654
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	1,260,000		1,270,833
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	330,000		344,852
Nationwide Building Society, Junior Subordinated Notes (6.875% to 6/20/19 then GBP 5 year Swap Rate + 4.880%)	6.875%	6/20/19	580,000	GBP	769,960	(b)(c)(d)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	600,000		610,500	(a)
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	690,000		715,440	(a)

Total Diversified Financial Services					5,285,924

Insurance - 1.7%
BUPA Finance PLC , Subordinated Bonds	5.000%	4/25/23	910,000	GBP	1,292,632	(b)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,536,534	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		358,500	(a)
Scottish Widows Ltd., Subordinated Notes	5.500%	6/16/23	910,000	GBP	1,319,548	(b)

Total Insurance					4,507,214

TOTAL FINANCIALS					79,608,422

HEALTH CARE - 5.6%
Biotechnology - 1.1%
AbbVie Inc., Senior Notes	3.200%	5/14/26	1,000,000		945,604
Celgene Corp., Senior Notes	3.900%	2/20/28	2,000,000		1,986,174

Total Biotechnology					2,931,778

Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	1,000,000		976,282

Health Care Providers & Services - 2.2%
Centene Corp., Senior Notes	5.625%	2/15/21	480,000		488,400
Centene Corp., Senior Notes	6.125%	2/15/24	370,000		388,500
Centene Corp., Senior Notes	4.750%	1/15/25	1,140,000		1,158,525
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,000,000		1,019,146
DaVita Inc., Senior Notes	5.125%	7/15/24	120,000		118,836
DaVita Inc., Senior Notes	5.000%	5/1/25	170,000		164,262
HCA Inc., Senior Notes	5.625%	9/1/28	140,000		145,118
HCA Inc., Senior Secured Notes	5.250%	6/15/26	470,000		494,381

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000		$1,010,000
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	750,000		777,049

Total Health Care Providers & Services					5,764,217

Pharmaceuticals - 1.9%
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	210,000		206,325	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,390,000		1,317,025	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,330,000		1,245,374
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	500,000		483,261
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	2,040,000		1,929,414

Total Pharmaceuticals					5,181,399

TOTAL HEALTH CARE					14,853,676

INDUSTRIALS - 6.8%
Airlines - 0.5%
Manchester Airport Group Funding PLC, Senior Secured Notes	4.125%	4/2/24	860,000	GBP	1,242,268	(b)

Building Products - 2.1%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,220,000		1,317,234	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,775,000		2,601,563	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,640,000		1,488,792	(a)

Total Building Products					5,407,589

Commercial Services & Supplies - 1.4%
Republic Services Inc., Senior Notes	5.250%	11/15/21	1,450,000		1,531,362
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	310,000		314,650
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	1,550,000		1,612,000
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	205,000		202,499
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	140,000		133,175

Total Commercial Services & Supplies					3,793,686

Electrical Equipment - 0.1%
Resideo Funding Inc., Senior Notes	6.125%	11/1/26	200,000		206,500	(a)

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	350,000		306,766	(c)(d)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Machinery - 0.6%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	200,000		$197,500	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	980,000		916,300	(a)
CFX Escrow Corp., Senior Notes	6.000%	2/15/24	380,000		380,000	(a)
CFX Escrow Corp., Senior Notes	6.375%	2/15/26	170,000		170,000	(a)

Total Machinery					1,663,800

Road & Rail - 0.4%
Eversholt Funding PLC, Senior Secured Notes	6.359%	12/2/25	740,000	GBP	1,181,717	(b)

Trading Companies & Distributors - 1.6%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	2,895,000		2,779,200	(a)
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	1,555,000		1,453,925	(a)

Total Trading Companies & Distributors					4,233,125

TOTAL INDUSTRIALS					18,035,451

INFORMATION TECHNOLOGY - 3.6%
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	1,000,000		926,878

Software - 0.4%
CDK Global Inc., Senior Notes	5.875%	6/15/26	580,000		594,674
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	570,000		573,563	(a)

Total Software					1,168,237

Technology Hardware, Storage & Peripherals - 2.8%
HP Inc., Senior Notes	4.650%	12/9/21	2,000,000		2,064,749
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,330,000		2,207,209
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	520,000		472,787
Western Digital Corp., Senior Notes	4.750%	2/15/26	2,790,000		2,601,675

Total Technology Hardware, Storage & Peripherals					7,346,420

TOTAL INFORMATION TECHNOLOGY					9,441,535

MATERIALS - 10.3%
Chemicals - 0.9%
Braskem Netherlands Finance BV, Senior Notes	3.500%	1/10/23	820,000		796,999	(b)
OCP SA, Senior Notes	5.625%	4/25/24	800,000		833,341	(a)
Valvoline Inc., Senior Notes	4.375%	8/15/25	700,000		667,625

Total Chemicals					2,297,965

Construction Materials - 0.3%
HeidelbergCement Finance Luxembourg SA, Senior Notes	8.500%	10/31/19	610,000	EUR	741,761	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 1.6%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	967,091	$852,249	(a)(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,160,000	1,131,000	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,200,000	1,210,500	(a)(f)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	970,000	1,012,690	(a)

Total Containers & Packaging				4,206,439

Metals & Mining - 5.8%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	380,000	397,731	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	910,000	964,600	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	1,120,000	1,136,800	(a)
ArcelorMittal, Senior Notes	7.000%	10/15/39	750,000	823,084
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year Swap Rate + 5.093% to 10/19/45 then USD 5 year Swap Rate + 5.843%)	6.750%	10/19/75	750,000	813,919	(a)(c)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	920,000	919,425	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,790,000	1,877,263
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	400,000	385,000
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	120,000	107,100
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	930,000	804,450
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000	1,846,588
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	580,000	626,394	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	600,000	628,500
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,816,000	2,828,672
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000	379,100
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	836,175

Total Metals & Mining				15,374,801

Paper & Forest Products - 1.7%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	1,220,000	1,244,778
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	260,000	268,908
Mercer International Inc., Senior Notes	7.375%	1/15/25	1,650,000	1,683,000	(a)
Schweitzer-Mauduit International Inc., Senior Notes	6.875%	10/1/26	830,000	798,875	(a)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	400,000	420,000	(a)

Total Paper & Forest Products				4,415,561

TOTAL MATERIALS				27,036,527

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
CoreCivic Inc., Senior Notes	4.625%	5/1/23	217,000		$204,251
CoreCivic Inc., Senior Notes	4.750%	10/15/27	700,000		598,500
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	440,000		462,000
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	2,510,000		2,449,760

Total Equity Real Estate Investment Trusts (REITs)					3,714,511

Real Estate Management & Development - 0.1%
WeWork Cos. Inc., Senior Notes	7.875%	5/1/25	300,000		273,036	(a)

TOTAL REAL ESTATE					3,987,547

UTILITIES - 4.1%
Electric Utilities - 2.3%
Enel SpA, Junior Subordinated Notes (7.750% to 9/10/20 then GBP 5 year Swap Rate + 5.662%)	7.750%	9/10/75	1,740,000	GBP	2,443,541	(b)(c)
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,930,000		2,465,874
Pampa Energia SA, Senior Notes	7.375%	7/21/23	1,140,000		1,085,861	(b)

Total Electric Utilities					5,995,276

Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	860,000		817,000

Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	1,350,000		1,271,665	(a)

Multi-Utilities - 1.0%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	1,210,000		1,231,175	(a)
Veolia Environment SA, Senior Notes	6.750%	4/24/19	1,200,000	EUR	1,394,389

Total Multi-Utilities					2,625,564

TOTAL UTILITIES					10,709,505

TOTAL CORPORATE BONDS & NOTES (Cost - $287,105,573)					295,140,511

SENIOR LOANS - 9.4%
COMMUNICATION SERVICES - 1.7%
Media - 1.7%
Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.500%	4/30/25	2,380,932		2,353,254	(c)(g)(h)
Lamar Media Corp., Term Loan B (1 mo. USD LIBOR + 1.750%)	4.313%	3/14/25	2,193,425		2,186,570	(c)(g)(h)

TOTAL COMMUNICATION SERVICES					4,539,824

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 3.6%
Hotels, Restaurants & Leisure - 3.3%
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.249%	3/11/25	3,487,313	$3,468,423	(c)(g)(h)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.260%	10/25/23	3,537,239	3,503,635	(c)(g)(h)(i)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	4.249%	5/30/25	1,655,850	1,631,357	(c)(g)(h)

Total Hotels, Restaurants & Leisure				8,603,415

Specialty Retail - 0.3%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 3.000%)	5.520%	3/11/22	888,116	746,810	(c)(g)(h)

TOTAL CONSUMER DISCRETIONARY				9,350,225

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
DaVita Healthcare Partner, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.249%	6/24/21	738,402	738,397	(c)(g)(h)

INDUSTRIALS - 2.0%
Air Freight & Logistics - 0.7%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.503%	1/15/25	1,834,347	1,819,213	(c)(g)(h)

Airlines - 0.5%
United Airlines Inc., Refinanced Term Loan (1 mo. USD LIBOR + 1.750%)	4.249%	4/1/24	1,481,156	1,458,939	(c)(g)(h)

Trading Companies & Distributors - 0.8%
Delos Finance SARL, Term Loan B (3 mo. USD LIBOR + 1.750%)	4.553%	10/6/23	2,000,000	1,999,108	(c)(g)(h)

TOTAL INDUSTRIALS				5,277,260

INFORMATION TECHNOLOGY - 0.9%
Software - 0.9%
Dell International LLC, Refinancing Term Loan A2 (1 mo. USD LIBOR + 1.750%)	4.250%	9/7/21	2,282,852	2,264,590	(c)(g)(h)

MATERIALS - 0.9%
Containers & Packaging - 0.9%
Berry Global Inc., Term Loan Q (1 mo. USD LIBOR + 2.000%)	4.516%	10/1/22	1,408,801	1,390,751	(c)(g)(h)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	5.249%	2/5/23	989,899	977,869	(c)(g)(h)

TOTAL MATERIALS				2,368,620

TOTAL SENIOR LOANS (Cost - $24,790,112)				24,538,916

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 5.3%
Argentina - 0.5%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	51.654%	6/21/20	13,290,000	ARS	$392,745	(c)
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	1,080,000		862,650

Total Argentina					1,255,395

Brazil - 0.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,400,000	BRL	403,191
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	6,200,000	BRL	1,804,939

Total Brazil					2,208,130

Indonesia - 2.2%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	600,000		604,754	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	1,400,000		1,369,172	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,960,000		3,773,231

Total Indonesia					5,747,157

Mexico - 0.5%
Mexican Bonos, Bonds	6.500%	6/9/22	13,100,000	MXN	651,244
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	600,000		572,850

Total Mexico					1,224,094

Russia - 0.6%
Russian Federal Bond - OFZ	7.750%	9/16/26	103,070,000	RUB	1,564,135

United Kingdom - 0.5%
United Kingdom Treasury Gilt	4.500%	3/7/19	1,019,000	GBP	1,341,246	(b)

Uruguay - 0.2%
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	23,840,000	UYU	646,223	(b)

TOTAL SOVEREIGN BONDS (Cost - $14,041,523)					13,986,380

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.3%
U.S. Government Obligations - 4.3%
U.S. Treasury Notes	1.875%	1/31/22	2,000,000		1,967,656
U.S. Treasury Notes	2.500%	3/31/23	1,500,000		1,503,633	(j)
U.S. Treasury Notes	2.750%	8/31/23	2,500,000		2,534,277	(j)
U.S. Treasury Notes	2.875%	9/30/23	1,300,000		1,324,730	(j)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	2.125%	11/30/23	1,600,000	$1,576,938	(j)
U.S. Treasury Notes	2.125%	3/31/24	2,500,000	2,459,961	(j)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $11,170,049)				11,367,195

CONVERTIBLE BONDS & NOTES - 0.9%
COMMUNICATION SERVICES - 0.9%
Interactive Media & Services - 0.2%
Twitter Inc., Senior Notes	1.000%	9/15/21	380,000	355,252
Twitter Inc., Senior Notes	0.250%	6/15/24	160,000	149,064	(a)

Total Interactive Media & Services				504,316

Media - 0.7%
DISH Network Corp., Senior Notes	2.375%	3/15/24	2,190,000	1,819,397

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,389,801)				2,323,713

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 0.4%
HarborView Mortgage Loan Trust, 2004-10 4A	4.269%	1/19/35	89,359	88,362	(c)
JPMorgan Mortgage Trust, 2005-A5 1A2	4.251%	8/25/35	336,910	341,501	(c)
RAMP Trust, 2003-SL1 M1	7.300%	4/25/31	982,234	673,735	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,248,532)				1,103,598

			SHARES
PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.4%
State Street Corp. (5.900% to 3/15/24 then 3 mo. USD LIBOR + 3.108%) (Cost - $937,278)	5.900%		37,454	983,542	(c)

		MATURITY DATE	FACE AMOUNT†
ASSET-BACKED SECURITIES - 0.1%
Home Equity Asset Trust, 2004-8 M1 (1 mo. USD LIBOR + 0.870%) (Cost - $267,813)	3.380%	3/25/35	289,435	290,449	(c)

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
Canadian Dollar Futures, Call @ $76.00 (Cost - $18,223)	3/8/19	37	37,000	28,120

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $341,968,904)				349,762,424

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY‡	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.7%
Dreyfus Government Cash Management, Institutional Shares (Cost - $4,536,020)	2.359%	4,536,020	$4,536,020

TOTAL INVESTMENTS - 134.8% (Cost - $346,504,924)			354,298,444
Liabilities in Excess of Other Assets - (34.8)%			(91,380,627)

TOTAL NET ASSETS - 100.0%			$262,917,817

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan is unfunded as of January 31, 2019. The interest rate for fully unfunded term loans is to be determined.

(j)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
Euribor	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

At January 31, 2019, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE	FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE
Deutsche Bank	2.630%	11/16/2018	02/15/2019	$2,340,625	U.S. Government & Agency Obligations	$2,459,961
Deutsche Bank	2.720%	1/11/2019	04/11/2019	5,801,625	U.S. Government & Agency Obligations	5,937,156

				$8,142,250		$8,397,117

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
Canadian Dollar Futures, Put (Premiums received - $16,672)	3/8/19	$74.50	39	$39,000	$5,070

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

At January 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Canadian Dollar	53	3/19	$3,982,387	$4,040,985	$58,598
Euro	56	3/19	8,021,259	8,040,550	19,291

Net unrealized appreciation on open futures contracts					$77,889

At January 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,660,000	USD	6,564,689	Barclays Bank PLC	4/17/19	$(42,952)
GBP	319,794	USD	410,902	Barclays Bank PLC	4/17/19	10,216
PLN	766,800	USD	205,232	Barclays Bank PLC	4/17/19	1,230
USD	1,447,595	BRL	5,370,000	Barclays Bank PLC	4/17/19	(17,093)
USD	64,474	CAD	85,573	Barclays Bank PLC	4/17/19	(771)
USD	2,038,526	GBP	1,590,726	Barclays Bank PLC	4/17/19	(56,210)
USD	203,790	PLN	766,800	Barclays Bank PLC	4/17/19	(2,673)

Total						$(108,253)

Abbreviations used in this table:

BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
PLN	— Polish Zloty
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

Notes to Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$295,140,511	—	$295,140,511
Senior Loans	—	24,538,916	—	24,538,916
Sovereign Bonds	—	13,986,380	—	13,986,380
U.S. Government & Agency Obligations	—	11,367,195	—	11,367,195
Convertible Bonds & Notes	—	2,323,713	—	2,323,713
Collateralized Mortgage Obligations	—	1,103,598	—	1,103,598
Preferred Stocks	$983,542	—	—	983,542
Asset-Backed Securities	—	290,449	—	290,449
Purchased Options	28,120	—	—	28,120

Total Long-Term Investments	1,011,662	348,750,762	—	349,762,424

Short-Term Investments†	4,536,020	—	—	4,536,020

Total Investments	$5,547,682	$348,750,762	—	$354,298,444

Other Financial Instruments:
Futures Contracts	$77,889	—	—	$77,889
Forward Foreign Currency Contracts	—	$11,446	—	11,446

Total Other Financial Instruments	$77,889	$11,446	—	$89,335

Total	$5,625,571	$348,762,208	—	$354,387,779

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$5,070	—	—	$5,070
Forward Foreign Currency Contracts	—	$119,699	—	119,699

Total	$5,070	$119,699	—	$124,769

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Corporate Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2019